CONVERTIBLE NOTES PAYABLE (Details Narrative) - 10% Convertible Notes Payable Due on 30 June 2018 [Member] - Record Street Brewing Co [Member] - USD ($)	1 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Sep. 30, 2017	Sep. 22, 2017	Jun. 26, 2017	Jun. 23, 2016
Debt face amount			$ 100,000	$ 15,000	$ 100,000	$ 10,000
Number of debt conversion shares	1,000
Number of common shares isued on debt conversion		1,000			1,000